Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure - Executive Compensation Pay Versus Performance
Pay vs Performance Disclosure, Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information regarding the “compensation actually paid” (as defined in Item 402(v) of Regulation S-K) to the Principal Executive Officer or “current PEO” (Mr. Francois Michelon) and “current PEO” (Mr. Alexander Tokman) and to the Non-PEO NEOs (on an average basis) for 2024, 2023, and 2022. The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in this proxy statement.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Summary Compensation Table Total for Former PEO ($)(1)	Compensation Actually Paid to Former PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)(5)	Net Loss (million) ($)(6)
2024	215,185	194,776	314,650	157,105	148,093	98,026	$0.03	(11.5)
2023	-	-	646,787	452,050	373,351	266,339	$15.32	(10.1)
2022	-	-	636,196	443,594	430,872	315,373	$29.42	(13.2)
(1)	Mr. Michelon was our former PEO until August 12, 2024 and for each of the 2023 and 2022 fiscal years. Alexander Tokman is our current PEO starting August 13, 2024.

(2)

This column represents the amount of “compensation actually paid” to our PEO as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the amounts disclosed for compensation actually paid reflect the adjustments listed in the table below made to the total compensation amounts reported in the Summary Compensation Table for our PEO by subtracting the value of equity awards reported in the Summary Compensation Table for the applicable Subject Year and adding (or subtracting, as applicable) the following for the applicable Subject Year: (i) the year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year.

The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for the current PEO:

Year	Less: Value of Equity Awards Reported in the Summary Compensation Table	Plus: Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Applicable Subject Year	Plus: Vesting Date Fair Value of Equity Awards Granted and Vested During the Applicable Subject Year	Plus/ (Less): Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End Granted in Prior Years	Plus/ (Less): Change in Value of Equity Awards Granted in Prior Years and Vested During the Applicable Subject Year	Less: Fair Value at the End of the Prior Year of Equity Awards Forfeited During the Applicable Subject Year	Plus: Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Applicable Subject Year	Total Adjusted Equity Value
2024	$(954)	$-	$-	$(15,524)	$(3,931)	$-	$-	$(20,409)
2023	(258,341)	126,016	-	(45,526)	(16,886)	-	-	(194,737)
2022	(212,609)	124,326	-	(13,673)	(90,646)	-	-	(192,602)

The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for the former PEO:

Year	Less: Value of Equity Awards Reported in the Summary Compensation Table	Plus: Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Applicable Subject Year	Plus: Vesting Date Fair Value of Equity Awards Granted and Vested During the Applicable Subject Year	Plus/ (Less): Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End Granted in Prior Years		Plus/ (Less): Change in Value of Equity Awards Granted in Prior Years and Vested During the Applicable Subject Year	Less: Fair Value at the End of the Prior Year of Equity Awards Forfeited During the Applicable Subject Year	Plus: Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Applicable Subject Year		Total Adjusted Equity Value
2024	$—	$-	$-	$		$(37,133)	$(120,412)	$		$(157,545)
2023	(258,341)	126,016	-		(45,526)	(16,886)	-		-	(194,737)
2022	(212,609)	124,326	-		(13,673)	(90,646)	-		-	(192,602)

(3)

For the 2024 fiscal year, our Non-PEO NEOs were: Michael Thornton, Richard Jacroux, and Irina Pestrikova. For the 2023 fiscal year, our Non-PEO NEOs were: Michael Thornton and Irina Pestrikova. For the 2022 fiscal year, our Non-PEO NEOs were: Michael Thornton, Chief Technology Officer, and Renaud Maloberti, Former Chief Commercial Officer. This column represents the average of the amounts of total compensation reported for each Non-PEO NEO as a group for each Subject Year in the “Total” column of the Summary Compensation Table (“total compensation”). Please refer to the Summary Compensation Table in this proxy statement.

(4)

This column represents the average of the amounts of “compensation actually paid” to our Non-PEO NEOs as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the amounts disclosed for compensation actually paid reflect the adjustments listed in the table below, using the same adjustment methodology described above in Note 2:

Year	Less: Value of Equity Awards Reported in the Summary Compensation Table	Plus: Year End Fair Value of Outstanding and Unvested Equity Awards Granted During the Applicable Subject Year	Plus: Vesting Date Fair Value of Equity Awards Granted and Vested During the Applicable Subject Year	Plus/ (Less): Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End Granted in Prior Years	Plus/ (Less): Change in Value of Equity Awards Granted in Prior Years and Vested During the Applicable Subject Year	Less: Fair Value at the End of the Prior Year of Equity Awards Forfeited During the Applicable Subject Year	Plus: Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Applicable Subject Year	Total Adjusted Equity Value
2024	$-	$-	$-	$(37,785)	$(12,282)	$-	-	$(50,067)
2023	(141,229)	68,890	-	(24,638)	(10,035)	-	-	(107,011)
2022	(131,855)	77,106	-	(11,636)	(49,115)	-	-	(115,499)

(5)

The values disclosed in this TSR column represent the measurement period value of an investment of $100 in the Company's shares as of December 31, 2021, and then valued again on each of December 31, 2022, 2023, and 2024.

(6)	The dollar amounts reported represent the amount of net loss reflected in our audited consolidated financial statements included in the Annual Report for the applicable year.

Description of Compensation Actually Paid and Cumulative Company Total Shareholder Return

The compensation actually paid to our PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $194,776 for 2024, and the compensation for our former PEO was $157,105, $452,050 and $443,594 for 2024, 2023 and 2022, respectively. The average of the amounts of compensation actually paid to our Non-PEO NEOs as a group (excluding Mr. Michelon), as computed in accordance with Item 402(v) of Regulation S-K, was $90,026, $266,365 and $315,373 for 2024, 2023 and 2022, respectively. The cumulative total shareholder return of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $0.03, $15.32, and $29.42 for 2024, 2023 and 2022, respectively. Please see Note 5 above for additional information related to the computation of cumulative Company total shareholder return.

The chart below shows the relationship between the compensation actually paid to our current PEO, former PEO and non-PEO NEOs to the Company’s cumulative TSR over the three years.

Compensation Actually Paid and Net Loss

The compensation actually paid to our PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $194,776 for 2024, and the compensation for our former PEO was $157,105, $452,050 and $443,594 for 2024, 2023 and 2022, respectively. The average of the amounts of compensation actually paid to our Non-PEO NEOs as a group (excluding Mr. Michelon), as computed in accordance with Item 402(v) of Regulation S-K, was $90,026, $266,365 and $315,373 for 2024, 2023 and 2022, respectively. The Company’s net income, as computed in accordance with Item 402(v) of Regulation S-K and reflected in the Company’s audited financial statements for the applicable year, was $(11.5), $(10.1), and $(13.2) million for 2024, 2023 and 2022 respectively.

The chart below shows the relationship between the compensation actually paid to our current PEO, former PEO and non-PEO NEOs to the Company’s net loss over the three years.

CAP Table Compared to Cumulative TSR

	PEO	Average non-PEO NEOs	Investment Value
12/31/2022	443,594	315,373	$27.13
12/31/2023	452,050	266,339	$14.13
12/31/2024	194,776	98,026	-

Additional 402(v) Disclosure [Text Block]

The values disclosed in this TSR column represent the measurement period value of an investment of $100 in the Company's shares as of December 31, 2021, and then valued again on each of December 31, 2022, 2023, and 2024.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The compensation actually paid to our PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $194,776 for 2024, and the compensation for our former PEO was $157,105, $452,050 and $443,594 for 2024, 2023 and 2022, respectively. The average of the amounts of compensation actually paid to our Non-PEO NEOs as a group (excluding Mr. Michelon), as computed in accordance with Item 402(v) of Regulation S-K, was $90,026, $266,365 and $315,373 for 2024, 2023 and 2022, respectively. The cumulative total shareholder return of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $0.03, $15.32, and $29.42 for 2024, 2023 and 2022, respectively. Please see Note 5 above for additional information related to the computation of cumulative Company total shareholder return.

Compensation Actually Paid vs. Net Income [Text Block]

The compensation actually paid to our PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $194,776 for 2024, and the compensation for our former PEO was $157,105, $452,050 and $443,594 for 2024, 2023 and 2022, respectively. The average of the amounts of compensation actually paid to our Non-PEO NEOs as a group (excluding Mr. Michelon), as computed in accordance with Item 402(v) of Regulation S-K, was $90,026, $266,365 and $315,373 for 2024, 2023 and 2022, respectively. The Company’s net income, as computed in accordance with Item 402(v) of Regulation S-K and reflected in the Company’s audited financial statements for the applicable year, was $(11.5), $(10.1), and $(13.2) million for 2024, 2023 and 2022 respectively.

PEO Total Compensation Amount	$ 215,185	$ 0	$ 0
PEO Actually Paid Compensation Amount	194,776	0	0
Former PEO Total Compensation Amount	314,650	646,787	636,196
Former PEO Actually Paid Compensation Amount	157,105	452,050	443,594
Non-PEO NEO Average Total Compensation Amount	148,093	373,351	430,872
Non-PEO NEO Average Compensation Actually Paid Amount	98,026	266,339	315,373
Total Shareholder Return Amount	30.00	15,320	29,420
Net Income (Loss)	$ (11,500,000)	$ (10,100,000)	$ (13,200,000)
PEO Name	Alexander Tokman	Mr. Michelon	Mr. Michelon
Chief Commercial Officer Non-PEO NEOs Name			Renaud Maloberti
Non-PEO NEOs Name	Michael Thornton, Richard Jacroux, and Irina Pestrikova	Michael Thornton and Irina Pestrikova	Michael Thornton